Schwab Capital Trust
Schwab Fundamental Global Real Estate Index Fund

Portfolio Holdings as of November 30, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Australia 5.4%
Charter Hall Retail REIT	45,167	140,543
Cromwell Property Group	221,035	183,200
Dexus	80,182	662,551
Goodman Group	102,554	1,027,033
LendLease Group	213,533	2,797,960
Mirvac Group	655,860	1,493,273
REA Group Ltd.	1,526	108,021
Scentre Group	655,953	1,746,122
Stockland	512,730	1,750,850
The GPT Group	144,271	599,350
Vicinity Centres	372,935	675,316
		11,184,219

Austria 0.3%
CA Immobilien Anlagen AG	5,792	237,715
IMMOFINANZ AG *	11,132	301,065
S IMMO AG	7,048	176,924
		715,704

Belgium 0.3%
Befimmo S.A.	2,789	179,766
Cofinimmo S.A.	2,493	368,619
		548,385

Brazil 0.5%
BR Malls Participacoes S.A.	120,722	443,971
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	82,789	524,850
Multiplan Empreendimentos Imobiliarios S.A.	17,200	117,492
		1,086,313

Canada 3.6%
Allied Properties Real Estate Investment Trust	8,650	347,745
Artis Real Estate Investment Trust (a)	45,553	405,015
Boardwalk Real Estate Investment Trust	8,880	324,434
Canadian Apartment Properties REIT	11,741	490,041
Chartwell Retirement Residences	28,200	309,111
Choice Properties Real Estate Investment Trust	18,500	191,226
Colliers International Group, Inc.	3,169	229,367
Cominar Real Estate Investment Trust (a)	68,693	735,387
Crombie Real Estate Investment Trust (a)	18,400	220,667
Dream Global Real Estate Investment Trust	16,877	213,202
Security	Number of Shares	Value ($)
Dream Office Real Estate Investment Trust	26,469	605,182
First Capital Realty, Inc.	20,485	332,806
FirstService Corp.	2,300	220,044
Granite Real Estate Investment Trust	4,048	208,906
H&R Real Estate Investment Trust	59,271	962,936
Northview Apartment Real Estate Investment Trust	6,900	157,656
RioCan Real Estate Investment Trust	51,449	1,051,213
SmartCentres Real Estate Investment Trust	16,489	397,608
		7,402,546

China 10.1%
Agile Group Holdings Ltd.	619,000	868,530
BBMG Corp., H Shares	656,000	180,948
Beijing Capital Land Ltd., H Shares	498,000	168,684
China Aoyuan Group Ltd.	220,000	314,658
China Evergrande Group *	451,000	1,076,336
China Jinmao Holdings Group Ltd.	1,378,000	916,495
China Overseas Grand Oceans Group Ltd.	357,000	200,226
China Overseas Land & Investment Ltd.	824,000	2,765,505
China Resources Land Ltd.	498,000	2,155,944
China SCE Group Holdings Ltd.	474,000	225,974
China South City Holdings Ltd.	1,530,000	178,085
China Vanke Co., Ltd., H Shares	245,000	916,981
CIFI Holdings Group Co., Ltd.	626,000	456,067
Country Garden Holdings Co., Ltd.	1,059,000	1,476,631
Fantasia Holdings Group Co., Ltd. *	996,000	166,825
Greentown China Holdings Ltd.	371,000	382,083
Guangzhou R&F Properties Co., Ltd., H Shares	551,400	926,755
Kaisa Group Holdings Ltd. *	438,000	172,404
KWG Group Holdings Ltd. *	317,000	348,560
Logan Property Holdings Co., Ltd.	142,000	208,223
Longfor Group Holdings Ltd.	251,000	1,027,431
Poly Property Group Co., Ltd.	1,023,000	366,031
Powerlong Real Estate Holdings Ltd.	501,000	291,838
Seazen Group Ltd. *	282,000	300,457
Shenzhen Investment Ltd.	1,203,563	473,543
Shimao Property Holdings Ltd.	402,000	1,456,523
Sino-Ocean Group Holding Ltd.	1,593,500	591,336
SOHO China Ltd.	927,500	320,102
Sunac China Holdings Ltd.	150,000	731,899
Times China Holdings Ltd.	88,000	165,661
Times Neighborhood Holdings Ltd. *(b)	33,846	3,093
Yanlord Land Group Ltd.	351,100	300,275
Yuexiu Property Co., Ltd.	2,260,000	482,420
Yuzhou Properties Co., Ltd.	643,503	296,316
		20,912,839

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
France 1.9%
Altarea S.C.A.	654	141,139
Covivio	5,869	649,261
Gecina S.A.	3,821	660,128
ICADE	6,368	637,427
Klepierre S.A.	27,651	992,394
Mercialys S.A.	19,186	253,637
Nexity S.A.	11,658	587,595
		3,921,581

Germany 2.0%
alstria Office REIT-AG	7,949	145,211
Aroundtown S.A.	16,924	146,860
Deutsche Euroshop AG	7,080	204,548
Deutsche Wohnen SE	17,956	701,377
Grand City Properties S.A.	5,859	135,853
LEG Immobilien AG	4,611	520,501
TAG Immobilien AG *	12,905	310,353
TLG Immobilien AG	5,421	168,435
Vonovia SE	36,210	1,884,812
		4,217,950

Hong Kong 8.6%
CK Asset Holdings Ltd.	376,000	2,500,183
Fortune REIT	99,000	114,973
Hang Lung Group Ltd.	247,000	597,383
Hang Lung Properties Ltd.	328,000	671,563
Henderson Land Development Co., Ltd.	146,866	706,871
Hongkong Land Holdings Ltd.	147,341	810,111
Hysan Development Co., Ltd.	56,500	212,951
K Wah International Holdings Ltd.	434,000	237,917
Kerry Properties Ltd.	189,500	611,416
Link REIT	106,500	1,087,530
New World Development Co., Ltd.	1,467,842	1,915,306
Road King Infrastructure Ltd.	97,000	176,494
Shui On Land Ltd.	1,260,000	263,748
Sino Land Co., Ltd.	470,063	705,518
Sun Hung Kai Properties Ltd.	244,500	3,561,990
Swire Properties Ltd.	100,600	313,241
The Wharf Holdings Ltd.	582,000	1,409,190
Wharf Real Estate Investment Co., Ltd.	115,200	639,717
Wheelock & Co., Ltd.	208,000	1,293,239
		17,829,341

Japan 7.8%
Aeon Mall Co., Ltd.	27,500	442,402
Daito Trust Construction Co., Ltd.	18,580	2,276,619
Heiwa Real Estate Co., Ltd.	4,800	115,413
Hulic Co., Ltd.	38,400	431,929
Leopalace21 Corp. *(a)	305,800	799,258
Mitsubishi Estate Co., Ltd.	146,100	2,679,557
Mitsui Fudosan Co., Ltd.	154,500	3,847,099
Nomura Real Estate Holdings, Inc.	41,000	991,801
Open House Co., Ltd.	8,800	235,707
Relo Group, Inc.	8,100	214,551
Starts Corp., Inc.	8,800	213,561
Sumitomo Realty & Development Co., Ltd.	53,100	1,851,486
Tokyo Tatemono Co., Ltd.	46,500	708,052
Tokyu Fudosan Holdings Corp.	183,000	1,256,908
Unizo Holdings Co., Ltd.	4,600	206,525
		16,270,868

Security	Number of Shares	Value ($)
Netherlands 1.4%
Eurocommercial Properties N.V. CVA	9,047	260,364
NSI N.V.	3,640	162,026
Unibail-Rodamco-Westfield	14,422	2,254,813
Wereldhave N.V. (a)	9,485	226,839
		2,904,042

Philippines 0.4%
Ayala Land, Inc.	515,000	461,023
Megaworld Corp.	1,091,000	95,120
SM Prime Holdings, Inc.	475,800	365,041
		921,184

Singapore 1.8%
Ascendas Real Estate Investment Trust	225,288	490,732
Ascott Residence Trust	131,800	130,104
CapitaLand Commercial Trust	106,700	156,737
CapitaLand Ltd.	435,800	1,172,881
CapitaLand Mall Trust	192,700	354,904
Mapletree Commercial Trust	128,627	221,930
Mapletree Industrial Trust	119,047	218,444
Mapletree Logistics Trust	175,731	217,115
Mapletree North Asia Commercial Trust	180,600	155,813
Suntec Real Estate Investment Trust	133,000	178,911
UOL Group Ltd.	68,280	387,439
		3,685,010

South Africa 0.9%
Emira Property Fund Ltd.	104,556	93,847
Growthpoint Properties Ltd.	419,580	653,284
Hyprop Investments Ltd.	36,827	148,158
NEPI Rockcastle plc	21,246	179,853
Redefine Properties Ltd.	781,119	438,798
SA Corporate Real Estate Ltd.	472,292	104,126
Vukile Property Fund Ltd.	115,382	155,150
		1,773,216

Sweden 1.0%
Castellum AB	22,767	487,371
Fabege AB	15,087	235,844
Hemfosa Fastigheter AB	16,951	206,747
Kungsleden AB	22,187	212,340
LE Lundbergfortagen AB, B Shares	15,839	627,847
Wallenstam AB, B Shares	9,961	112,858
Wihlborgs Fastigheter AB	13,693	229,352
		2,112,359

Switzerland 1.0%
Allreal Holding AG *	2,289	438,224
Mobimo Holding AG *	921	264,497
PSP Swiss Property AG	2,911	378,721
Swiss Prime Site AG *	10,314	1,088,833
		2,170,275

Taiwan 0.5%
Cathay Real Estate Development Co., Ltd.	134,000	91,310
Farglory Land Development Co., Ltd.	126,000	158,014
Highwealth Construction Corp.	233,700	356,403

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Huaku Development Co., Ltd.	65,000	200,312
Ruentex Development Co., Ltd. *	134,280	200,608
		1,006,647

Thailand 0.5%
AP Thailand PCL NVDR	659,407	149,519
Central Pattana PCL NVDR	134,000	276,099
Land & Houses PCL NVDR	1,007,500	326,601
Pruksa Holding PCL NVDR	163,727	84,005
Sansiri PCL NVDR	4,276,138	157,144
Supalai PCL NVDR	260,840	150,317
		1,143,685

United Arab Emirates 0.7%
Aldar Properties PJSC	793,947	468,720
Emaar Malls PJSC	199,914	103,625
Emaar Properties PJSC	708,985	796,780
		1,369,125

United Kingdom 2.9%
Big Yellow Group plc	8,761	125,203
Derwent London plc	6,415	306,787
Grainger plc	67,705	248,328
Great Portland Estates plc	25,891	278,192
Hammerson plc	124,361	477,424
Intu Properties plc *(a)	611,379	276,744
Land Securities Group plc	119,398	1,479,069
McCarthy & Stone plc	163,674	297,410
Safestore Holdings plc	12,062	117,934
Savills plc	35,115	449,020
Segro plc	56,064	647,546
St. Modwen Properties plc	32,623	192,552
The British Land Co., plc	123,113	916,110
The Unite Group plc	15,881	256,648
		6,068,967

United States 47.8%
Acadia Realty Trust	6,489	174,424
Alexander & Baldwin, Inc.	12,587	272,886
Alexandria Real Estate Equities, Inc.	5,576	906,212
American Assets Trust, Inc.	3,059	145,394
American Campus Communities, Inc.	14,688	705,612
American Homes 4 Rent, Class A	12,536	334,837
American Tower Corp.	16,625	3,558,249
Apartment Investment & Management Co., Class A	14,853	798,646
Apple Hospitality REIT, Inc.	43,263	703,456
AvalonBay Communities, Inc.	9,152	1,962,280
Boston Properties, Inc.	17,070	2,364,878
Brandywine Realty Trust	29,983	462,638
Brixmor Property Group, Inc.	55,075	1,208,345
Brookfield Property REIT, Inc., Class A	13,783	262,153
Camden Property Trust	8,050	897,978
CBRE Group, Inc., Class A *	36,050	2,055,571
Chatham Lodging Trust	6,251	114,393
Colony Capital, Inc.	101,984	497,682
Columbia Property Trust, Inc.	23,158	480,760
CoreCivic, Inc.	54,832	830,705
CorePoint Lodging, Inc.	19,631	198,469
CoreSite Realty Corp.	1,292	146,500
Corporate Office Properties Trust	15,035	438,721
Cousins Properties, Inc.	11,326	458,590
Crown Castle International Corp.	24,067	3,216,795
CubeSmart	12,334	380,381
CyrusOne, Inc.	4,959	308,946
Security	Number of Shares	Value ($)
DiamondRock Hospitality Co.	45,997	473,769
Digital Realty Trust, Inc.	13,913	1,682,777
Douglas Emmett, Inc.	12,286	541,444
Duke Realty Corp.	28,442	1,000,590
EastGroup Properties, Inc.	2,030	276,466
Empire State Realty Trust, Inc., Class A	14,619	204,081
EPR Properties	5,444	386,088
Equinix, Inc.	3,908	2,215,250
Equity Commonwealth	11,012	361,744
Equity LifeStyle Properties, Inc.	8,968	664,349
Equity Residential	31,901	2,714,775
Essex Property Trust, Inc.	3,666	1,144,452
Extra Space Storage, Inc.	6,500	689,325
Federal Realty Investment Trust	5,280	697,330
First Industrial Realty Trust, Inc.	8,026	341,747
Franklin Street Properties Corp.	31,338	272,954
Gaming & Leisure Properties, Inc.	14,826	625,657
Global Net Lease, Inc.	6,100	124,379
Healthcare Realty Trust, Inc.	11,609	385,303
Healthcare Trust of America, Inc., Class A	14,766	448,148
Healthpeak Properties, Inc.	56,777	1,980,382
Hersha Hospitality Trust	11,508	163,183
Highwoods Properties, Inc.	13,171	639,452
Host Hotels & Resorts, Inc.	159,828	2,795,392
Hudson Pacific Properties, Inc.	9,698	347,188
Investors Real Estate Trust	2,722	210,465
Invitation Homes, Inc.	10,755	328,350
Iron Mountain, Inc.	54,455	1,749,095
JBG SMITH Properties	4,113	164,026
Jones Lang LaSalle, Inc.	9,328	1,551,526
Kennedy-Wilson Holdings, Inc.	11,139	251,853
Kilroy Realty Corp.	6,738	560,871
Kimco Realty Corp.	54,723	1,183,111
Kite Realty Group Trust	15,541	300,718
Lamar Advertising Co., Class A	9,767	814,861
Lexington Realty Trust	37,387	414,248
Liberty Property Trust	15,016	925,286
Life Storage, Inc.	3,770	412,890
LTC Properties, Inc.	2,315	108,365
Mack-Cali Realty Corp.	17,421	372,635
Medical Properties Trust, Inc.	22,894	475,279
Mid-America Apartment Communities, Inc.	8,360	1,137,880
National Health Investors, Inc.	2,460	199,235
National Retail Properties, Inc.	8,977	500,378
Newmark Group, Inc., Class A	11,341	148,000
Office Properties Income Trust	9,054	302,041
Omega Healthcare Investors, Inc.	17,272	725,942
Outfront Media, Inc.	34,545	862,934
Paramount Group, Inc.	25,390	345,050
Park Hotels & Resorts, Inc.	42,463	1,004,250
Pebblebrook Hotel Trust	16,369	428,868
Physicians Realty Trust	7,011	134,541
Piedmont Office Realty Trust, Inc., Class A	27,978	618,873
Prologis, Inc.	30,211	2,765,817
PS Business Parks, Inc.	1,415	249,875
Public Storage	8,642	1,820,697
QTS Realty Trust, Inc., Class A	4,407	233,879
Realogy Holdings Corp.	126,768	1,327,261
Realty Income Corp.	14,128	1,082,629
Regency Centers Corp.	8,595	559,019
Retail Opportunity Investments Corp.	9,962	181,707
Retail Properties of America, Inc., Class A	46,313	659,034
RLJ Lodging Trust	36,349	621,204
RPT Realty	15,356	226,962
Ryman Hospitality Properties, Inc.	5,150	459,535

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sabra Health Care REIT, Inc.	11,099	247,286
SBA Communications Corp.	2,939	694,985
Senior Housing Properties Trust	88,678	649,123
Seritage Growth Properties, Class A	3,864	163,370
Service Properties Trust	46,439	1,081,564
Simon Property Group, Inc.	26,206	3,962,609
SITE Centers Corp.	41,199	596,974
SL Green Realty Corp.	12,978	1,107,413
Spirit Realty Capital, Inc.	12,339	646,564
STAG Industrial, Inc.	6,486	201,001
STORE Capital Corp.	7,265	295,758
Summit Hotel Properties, Inc.	18,855	228,523
Sun Communities, Inc.	4,042	665,758
Sunstone Hotel Investors, Inc.	46,518	651,252
Tanger Factory Outlet Centers, Inc. (a)	20,093	305,815
Taubman Centers, Inc.	11,495	373,358
The GEO Group, Inc.	32,625	452,183
The Howard Hughes Corp. *	2,067	228,217
The Macerich Co.	26,289	707,963
The St. Joe Co. *	5,965	113,335
UDR, Inc.	18,661	896,661
Uniti Group, Inc.	52,977	356,005
Urban Edge Properties	12,730	263,893
Ventas, Inc.	43,068	2,511,295
VEREIT, Inc.	132,687	1,295,025
Vornado Realty Trust	20,081	1,296,630
Washington Prime Group, Inc. (a)	135,891	565,307
Washington Real Estate Investment Trust	10,515	326,701
Weingarten Realty Investors	16,566	527,461
Welltower, Inc.	44,136	3,732,582
WP Carey, Inc.	9,771	815,097
Wyndham Destinations, Inc.	23,526	1,141,011
Xenia Hotels & Resorts, Inc.	28,755	605,580
		99,187,215
Total Common Stock
(Cost $185,746,472)		206,431,471

Rights 0.0% of net assets

China 0.0%
Times China Holdings Ltd. expires 12/11/19 *(b)	3,667	—
Total Rights
(Cost $—)		—

Other Investment Company 1.3% of net assets

United States 1.3%
Securities Lending Collateral 1.3%
Wells Fargo Government Money Market Fund, Select Class 1.56% (c)	2,673,209	2,673,209
Total Other Investment Company
(Cost $2,673,209)		2,673,209
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
Banco Santander
U.S. Dollar
0.92%, 12/02/19 (d)	540,521	540,521
Brown Brothers Harriman
Australian Dollar
0.32%, 12/02/19 (d)	3,814	2,580
Canadian Dollar
0.83%, 12/02/19 (d)	6,507	4,899
Euro
(0.67%), 12/02/19 (d)	400	441
Hong Kong Dollar
0.97%, 12/02/19 (d)	151,157	19,309
Japanese Yen
(0.25%), 12/02/19 (d)	152	1
Pound Sterling
0.37%, 12/02/19 (d)	39	51
Singapore Dollar
0.65%, 12/02/19 (d)	13,949	10,200
South African Rand
5.60%, 12/02/19 (d)	662	45
Swiss Franc
(1.53%), 12/02/19 (d)	44	44
Total Short-Term Investments
(Cost $578,091)		578,091

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 12/20/19	15	548,100	3,871
MSCI EAFE Index, expires 12/20/19	2	197,730	58
MSCI Emerging Markets Index, expires 12/20/19	7	363,300	(5,400)
Net Unrealized Depreciation			(1,471)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $2,521,181.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVA –	Dutch Certificate
NVDR –	Non-Voting Depositary Receipt
REIT –	Real Estate Investment Trust

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$110,336,818	$—	$—	$110,336,818
Australia	—	11,184,219	—	11,184,219
Austria	237,715	477,989	—	715,704
China	—	20,909,746	3,093	20,912,839
France	637,427	3,284,154	—	3,921,581
Germany	313,646	3,904,304	—	4,217,950
Hong Kong	—	17,829,341	—	17,829,341
Japan	—	16,270,868	—	16,270,868
Netherlands	2,677,203	226,839	—	2,904,042
Philippines	—	921,184	—	921,184
Singapore	130,104	3,554,906	—	3,685,010
South Africa	1,119,932	653,284	—	1,773,216
Switzerland	438,224	1,732,051	—	2,170,275
Taiwan	—	1,006,647	—	1,006,647
Thailand	—	1,143,685	—	1,143,685
United Arab Emirates	—	1,369,125	—	1,369,125
United Kingdom	1,343,811	4,725,156	—	6,068,967
Rights[1]
China	—	—	—*	—
Other Investment Company[1]	2,673,209	—	—	2,673,209
Short-Term Investments[1]	—	578,091	—	578,091
Futures Contracts[2]	3,929	—	—	3,929
Liabilities
Futures Contracts[2]	(5,400)	—	—	(5,400)
Total	$119,906,618	$89,771,589	$3,093	$209,681,300
*	Level 3 amount shown includes securities determined to have no value at November 30, 2019.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Fundamental Global Real Estate Index Fund
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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